INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAXES	The components of loss before income taxes were as follows:
Year Ended December 31, 2023
U.S.	5,078,067
Foreign	-
Total	5,078,067

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES
Year Ended December 31, 2023
Tax at statutory rate 21%	(90,436)
State taxes	(23,686)

Change in valuation allowance	114,122
Income tax expense	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Year Ended December 31, 2023
Deferred Income Taxes
Deferred tax assets:
Charitable donation	21,200
Stock-based compensation	1,208,857
Net operating loss carryforwards	430,649
Total gross deferred tax assets	1,660,706
Valuation allowance	(1,660,706)
Net deferred tax assets	-
Net deferred tax asset/(liability)	-